Performance Management	Jan. 31, 2025
MassMutual Clinton Limited Term Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund began operations on February 1, 2024. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the
Fund, along with the performance of the Bloomberg Municipal Bond Index as a primary index and the Bloomberg 5-Year Municipal Bond Index as a secondary index, will be available after the Fund has been in operation for one calendar year.

MassMutual Clinton Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund began operations on February 1, 2024. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the Fund, along with the performance of the Bloomberg Municipal Bond Index, will be available after the Fund has been in operation for one calendar year.

MassMutual Clinton Municipal Credit Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The Fund began operations on February 1, 2024. Because the Fund is new, there is no table which shows how the Fund’s returns have deviated from the broad market. Performance history for the Fund, along with the performance of the Bloomberg Municipal Bond Index as a primary index and the Bloomberg Municipal 65% High Grade/35% High Yield Index as a secondary index, will be available after the Fund has been in operation for one calendar year.

MassMutual Global Floating Rate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is the successor to the Barings Global Floating Rate Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided in the bar chart and table is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021. The bar chart shows changes in the Fund’s (or Predecessor Fund’s, as applicable) performance from year to year for Class I shares. The table shows how the Fund’s (or Predecessor Fund’s, as applicable) average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (S&P UBS Leveraged Loan Index). Performance for Class A and Class C shares reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	11.62%	Lowest Quarter:	1Q ’20,	–15.38%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	11.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(15.38%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through taxadvantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through taxadvantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class I	Return Before Taxes	8.25%	5.15%	4.92%
	Return After Taxes on Distributions	5.95%	2.81%	2.64%
	Return After Taxes on Distributions and Sales of Fund Shares	4.85%	2.90%	2.74%
Class Y	Return Before Taxes	8.35%	5.17%	4.91%
Class A	Return Before Taxes	4.83%	4.25%	4.32%
Class C	Return Before Taxes	6.27%	4.14%	3.88%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)(1)		-1.69%	-1.96%	0.15%
S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses, or taxes)		9.05%	5.73%	5.13%

(1)
Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the S&P UBS Leveraged Loan Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the S&P UBS Leveraged Loan Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Global Credit Income Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is the successor to the Barings Global Credit Income Opportunities Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided in the bar chart and table is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021. The bar chart shows changes in the Fund’s (or Predecessor Fund’s, as applicable) performance from year to year for Class I shares. The table shows how the Fund’s (or Predecessor Fund’s, as applicable) average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (FTSE 3 Month US T Bill Index +500 bps). Performance for Class A and Class C shares reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	14.18%	Lowest Quarter:	1Q ’20,	–18.37%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	14.18%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(18.37%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through taxadvantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through taxadvantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Ten Years
Class I	Return Before Taxes	8.81%	4.07%	4.80%
	Return After Taxes on Distributions	5.21%	1.17%	1.98%
	Return After Taxes on Distributions and Sales of Fund Shares	5.14%	1.81%	2.39%
Class Y	Return Before Taxes	8.73%	4.04%	4.78%
Class A	Return Before Taxes	4.14%	2.94%	4.12%
Class C	Return Before Taxes	6.64%	3.00%	3.74%
Bloomberg Global Aggregate Index (reflects no deduction for fees, expenses, or taxes)(1)		-1.69%	-1.96%	0.15%
FTSE 3 Month US T Bill Index +500 bps (reflects no deduction for fees, expenses, or taxes)		10.73%	7.67%	6.88%
Bloomberg Multiverse Index (reflects no deduction for fees, expenses, or taxes)		-1.34%	-1.77%	0.35%

(1)
Effective July 24, 2024, the Bloomberg Global Aggregate Index replaced the Bloomberg Multiverse Index as a broad measure of market performance in accordance with new regulatory disclosure requirements.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539
MassMutual Emerging Markets Debt Blended Total Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund. The Fund is the successor to the Barings Emerging Markets Debt Blended Total Return Fund (the “Predecessor Fund”), a mutual fund with substantially similar investment objectives, policies, and restrictions, as a result of the reorganization of the Predecessor Fund into the Fund on December 13, 2021. The performance provided in the bar chart and table is that of the Predecessor Fund prior to December 13, 2021, and is that of the Fund after December 13, 2021. The bar chart shows changes in the Fund’s (or Predecessor Fund’s, as applicable) performance from year to year for Class I shares. The table shows how the Fund’s (or Predecessor Fund’s, as applicable) average annual returns for 1 and 5 years, and since inception, compare with those of a broad measure of market performance. Performance for Class A and Class C shares reflects any applicable sales charge. Past performance (before and after taxes)
is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Performance Class I Shares
Bar Chart [Table]
Bar Chart Closing [Text Block]
Highest Quarter:	2Q ’20,	23.22%	Lowest Quarter:	1Q ’22,	–15.13%

Highest Quarterly Return, Label [Optional Text]	Highest Quarter
Highest Quarterly Return	23.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest Quarter
Lowest Quarterly Return	(15.13%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Narrative
After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through taxadvantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class I only. After-tax returns for other classes will vary.

Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through taxadvantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
		One Year	Five Years	Since Inception (10/21/15)
Class I	Return Before Taxes	2.86%	0.57%	3.58%
	Return After Taxes on Distributions	0.22%	-1.67%	1.09%
	Return After Taxes on Distributions and Sales of Fund Shares	1.67%	-0.45%	1.70%
Class Y	Return Before Taxes	2.95%	0.53%	3.56%
Class A	Return Before Taxes	-1.27%	-0.50%	2.86%
Class C	Return Before Taxes	0.98%	-0.46%	2.54%
Bloomberg Emerging Markets Hard Currency (USD) Aggregate Index (reflects no deduction for fees, expenses, or taxes)		5.80%	0.19%	2.78%

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class I only. After-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Availability Website Address [Text]	https://www.massmutual.com/product-performance/mutual-funds
Performance Availability Phone [Text]	1-888-309-3539